UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Equity Premium Advantage Fund (JLA)
		September 30, 2011

Shares		Description (1)				Value
		Common Stocks – 96.5%
		Aerospace & Defense – 1.1%
14,980		Boeing Company				$ 906,440
29,354		Honeywell International Inc.				1,288,934
19,850		United Technologies Corporation				1,396,646
		Total Aerospace & Defense				3,592,020
		Air Freight & Logistics – 0.9%
47,270		United Parcel Service, Inc., Class B				2,985,101
		Airlines – 0.3%
5,693		Delta Air Lines, Inc., (2)				42,698
27,885		Lan Airlines S.A., Sponsored ADR				575,825
26,363		Southwest Airlines Co.				211,959
		Total Airlines				830,482
		Auto Components – 0.4%
10,102		American Axle and Manufacturing Holdings Inc., (2)				77,078
28,366		Cooper Tire & Rubber				308,906
35,760		Gentex Corporation				860,028
		Total Auto Components				1,246,012
		Automobiles – 0.3%
51,547		Ford Motor Company, (2)				498,459
14,597		Harley-Davidson, Inc.				501,115
		Total Automobiles				999,574
		Beverages – 1.4%
41,011		Coca-Cola Company				2,770,703
26,085		PepsiCo, Inc.				1,614,662
		Total Beverages				4,385,365
		Biotechnology – 3.3%
50,371		Amgen Inc.				2,767,886
65,264		Celgene Corporation, (2)				4,041,147
87,365		Gilead Sciences, Inc., (2)				3,389,762
14,383		Human Genome Sciences, Inc., (2)				182,520
		Total Biotechnology				10,381,315
		Capital Markets – 0.8%
15,156		Bank of New York Company, Inc.				281,750
46,966		Charles Schwab Corporation				529,307
9,880		Goldman Sachs Group, Inc.				934,154
19,032		Morgan Stanley				256,932
17,346		Waddell & Reed Financial, Inc., Class A				433,823
		Total Capital Markets				2,435,966
		Chemicals – 0.8%
30,982		Dow Chemical Company				695,856
35,575		E.I. Du Pont de Nemours and Company				1,421,933
9,795		Monsanto Company				588,092
		Total Chemicals				2,705,881
		Commercial Banks – 1.3%
31,331		FirstMerit Corporation				355,920
9,487		Toronto-Dominion Bank				673,103
65,040		U.S. Bancorp				1,531,042
70,518		Wells Fargo & Company				1,700,894
		Total Commercial Banks				4,260,959
		Commercial Services & Supplies – 0.3%
29,414		Covanta Holding Corporation				446,799
13,828		Deluxe Corporation				257,201
26,895		R.R. Donnelley & Sons Company				379,757
		Total Commercial Services & Supplies				1,083,757
		Communications Equipment – 4.6%
6,820		Aviat Networks Inc., (2)				16,027
389,076		Cisco Systems, Inc.				6,026,787
17,501		Harris Corporation				598,009
167,854		QUALCOMM, Inc.				8,162,739
		Total Communications Equipment				14,803,562
		Computers & Peripherals – 11.1%
88,843		Apple, Inc., (2)				33,865,172
49,264		EMC Corporation, (2)				1,034,051
21,986		Hewlett-Packard Company				493,586
		Total Computers & Peripherals				35,392,809
		Consumer Finance – 0.4%
24,868		American Express Company				1,116,573
23,560		SLM Corporation				293,322
		Total Consumer Finance				1,409,895
		Containers & Packaging – 0.2%
19,780		Packaging Corp. of America				460,874
4,824		Sonoco Products Company				136,182
		Total Containers & Packaging				597,056
		Distributors – 0.0%
2,607		Genuine Parts Company				132,436
		Diversified Consumer Services – 0.3%
4,119		ITT Educational Services, Inc., (2)				237,172
63,150		Service Corporation International				578,454
		Total Diversified Consumer Services				815,626
		Diversified Financial Services – 1.7%
146,487		Bank of America Corporation				896,500
44,259		Citigroup Inc.				1,133,916
3,262		CME Group, Inc.				803,757
66,759		JP Morgan Chase & Co.				2,010,781
13,902		Moody’s Corporation				423,316
		Total Diversified Financial Services				5,268,270
		Diversified Telecommunication Services – 2.4%
137,927		AT&T Inc.				3,933,678
20,606		Chunghwa Telecom Co., Ltd, Sponsored ADR				679,998
118,721		Frontier Communications Corporation				725,385
59,238		Verizon Communications Inc.				2,179,958
		Total Diversified Telecommunication Services				7,519,019
		Electric Utilities – 1.2%
86,906		Duke Energy Corporation				1,737,251
48,358		Great Plains Energy Incorporated				933,309
28,722		Pinnacle West Capital Corporation				1,233,323
		Total Electric Utilities				3,903,883
		Electrical Equipment – 1.3%
14,543		Cooper Industries Inc.				670,723
29,749		Emerson Electric Company				1,228,931
11,238		Hubbell Incorporated, Class B				556,731
14,562		Rockwell Automation, Inc.				815,472
13,012		Roper Industries Inc.				896,657
		Total Electrical Equipment				4,168,514
		Electronic Equipment & Instruments – 0.5%
24,324		Amphenol Corporation, Class A				991,689
50,810		Corning Incorporated				628,012
		Total Electronic Equipment & Instruments				1,619,701
		Energy Equipment & Services – 1.1%
26,765		Cameron International Corporation, (2)				1,111,818
9,396		Diamond Offshore Drilling, Inc.				514,337
31,791		Halliburton Company				970,261
17,559		Schlumberger Limited				1,048,799
		Total Energy Equipment & Services				3,645,215
		Food & Staples Retailing – 1.5%
30,104		CVS Caremark Corporation				1,010,892
22,982		Kroger Co.				504,685
23,034		SUPERVALU INC.				153,406
27,047		Walgreen Co.				889,576
42,031		Wal-Mart Stores, Inc.				2,181,409
		Total Food & Staples Retailing				4,739,968
		Food Products – 0.9%
15,578		Archer-Daniels-Midland Company				386,490
42,081		Kraft Foods Inc.				1,413,080
63,041		Sara Lee Corporation				1,030,720
		Total Food Products				2,830,290
		Gas Utilities – 0.7%
25,741		Nicor Inc.				1,416,012
26,900		Piedmont Natural Gas Company				777,141
		Total Gas Utilities				2,193,153
		Health Care Equipment & Supplies – 0.8%
35,925		Accuray, Inc., (2)				144,419
13,283		Baxter International, Inc.				745,708
37,622		Boston Scientific Corporation, (2)				222,346
9,327		CareFusion Corporation, (2)				223,382
898		Covidien PLC				39,602
12,334		Hill Rom Holdings Inc.				370,267
3,871		Medtronic, Inc.				128,672
7,109		Saint Jude Medical Inc.				257,275
7,586		Zimmer Holdings, Inc., (2)				405,851
		Total Health Care Equipment & Supplies				2,537,522
		Health Care Providers & Services – 1.7%
13,759		Brookdale Senior Living Inc., (2)				172,538
22,283		Cardinal Health, Inc.				933,212
25,434		Lincare Holdings				572,265
26,068		Medco Health Solutions, Inc., (2)				1,222,329
10,000		Omnicare, Inc.				254,300
48,700		Tenet Healthcare Corporation, (2)				201,131
19,747		UnitedHealth Group Incorporated				910,732
20,106		Universal Health Services, Inc., Class B				683,604
5,168		Wellpoint Inc.				337,367
		Total Health Care Providers & Services				5,287,478
		Hotels, Restaurants & Leisure – 1.8%
9,772		Carnival Corporation				296,092
21,506		International Game Technology				312,482
10,272		Interval Leisure Group Inc., (2)				136,823
28,529		McDonald’s Corporation				2,505,417
27,378		Starwood Hotels & Resorts Worldwide, Inc.				1,062,814
19,573		Tim Hortons Inc.				905,838
84,855		Wendy’s Company				389,484
		Total Hotels, Restaurants & Leisure				5,608,950
		Household Durables – 0.2%
13,979		KB Home				81,917
36,936		Newell Rubbermaid Inc.				438,430
4,344		Whirlpool Corporation				216,809
		Total Household Durables				737,156
		Household Products – 0.7%
35,948		Procter & Gamble Company				2,271,195
		Industrial Conglomerates – 1.3%
12,690		3M Co.				911,015
8,652		Danaher Corporation				362,865
177,574		General Electric Company				2,706,228
		Total Industrial Conglomerates				3,980,108
		Insurance – 1.2%
17,619		AFLAC Incorporated				615,784
3,318		Arch Capital Group Limited, (2)				108,416
26,516		Fidelity National Title Group Inc., Class A				402,513
30,409		Marsh & McLennan Companies, Inc.				807,055
14,446		Prudential Financial, Inc.				676,940
24,701		Travelers Companies, Inc.				1,203,680
		Total Insurance				3,814,388
		Internet & Catalog Retail – 2.6%
37,456		Amazon.com, Inc., (2)				8,099,111
10,391		HSN, Inc., (2)				344,254
		Total Internet & Catalog Retail				8,443,365
		Internet Software & Services – 6.1%
26,494		Akamai Technologies, Inc., (2)				526,701
2,017		AOL Inc., (2)				24,204
17,112		Baidu.com, Inc., Sponsored ADR, (2)				1,829,444
127,178		eBay Inc., (2)				3,750,479
21,322		Google Inc., Class A, (2)				10,967,609
20,300		IAC/InterActiveCorp., (2)				802,865
43,598		United Online, Inc.				228,018
96,953		Yahoo! Inc., (2)				1,275,901
		Total Internet Software & Services				19,405,221
		IT Services – 3.3%
61,947		Automatic Data Processing, Inc.				2,920,801
23,280		Fidelity National Information Services				566,170
8,158		Global Payments Inc.				329,502
25,920		Infosys Technologies Limited, Sponsored ADR				1,323,734
18,633		International Business Machines Corporation (IBM)				3,261,334
9,443		Lender Processing Services Inc.				129,275
63,148		Paychex, Inc.				1,665,213
4,985		Visa Inc.				427,314
		Total IT Services				10,623,343
		Life Sciences Tools & Services – 0.2%
15,384		Agilent Technologies, Inc., (2)				480,750
		Machinery – 1.5%
21,893		Caterpillar Inc.				1,616,579
16,763		Deere & Company				1,082,387
14,654		Eaton Corporation				520,217
22,531		Graco Inc.				769,208
15,335		SPX Corporation				694,829
		Total Machinery				4,683,220
		Media – 3.3%
19,588		CBS Corporation, Class B				399,203
167,768		Comcast Corporation, Special Class A				3,471,120
75,269		DIRECTV Group, Inc., (2)				3,180,115
3,122		Liberty Media Corporation, Liberty-Starz Tracking Stock, (2)				198,434
12,927		Live Nation Inc., (2)				103,545
47,728		News Corporation, Class B				744,080
18,938		Omnicom Group, Inc.				697,676
17,377		Regal Entertainment Group, Class A				204,006
5,992		Time Warner Cable, Class A				375,519
6,115		Time Warner Inc.				183,267
32,124		Walt Disney Company				968,860
		Total Media				10,525,825
		Metals & Mining – 0.5%
8,735		AngloGold Ashanti Limited, Sponsored ADR				361,280
54,923		Companhia Siderurgica Nacional S.A., Sponsored ADR				436,089
9,754		Freeport-McMoRan Copper & Gold, Inc.				297,009
22,917		Southern Copper Corporation				572,696
		Total Metals & Mining				1,667,074
		Multiline Retail – 1.1%
10,865		Family Dollar Stores, Inc.				552,594
10,883		J.C. Penney Company, Inc.				291,447
1,308		Kohl’s Corporation				64,223
26,822		Macy’s, Inc.				705,955
18,036		Sears Holding Corporation, (2)				1,037,431
15,596		Target Corporation				764,828
		Total Multiline Retail				3,416,478
		Multi-Utilities – 0.7%
21,316		Integrys Energy Group, Inc.				1,036,384
25,517		OGE Energy Corp.				1,219,457
		Total Multi-Utilities				2,255,841
		Oil, Gas & Consumable Fuels – 5.0%
54,479		Chevron Corporation				5,040,397
51,533		ConocoPhillips				3,263,070
101,449		Exxon Mobil Corporation				7,368,241
5,224		Royal Dutch Shell PLC, Class A, Sponsored ADR				321,380
		Total Oil, Gas & Consumable Fuels				15,993,088
		Paper & Forest Products – 0.1%
17,300		International Paper Company				402,225
		Pharmaceuticals – 4.8%
26,860		Abbott Laboratories				1,373,620
13,538		Allergan, Inc.				1,115,260
59,703		Bristol-Myers Squibb Company				1,873,480
25,114		Eli Lilly and Company				928,465
16,092		Forest Laboratories, Inc., (2)				495,473
16,139		GlaxoSmithKline PLC, Sponsored ADR				666,379
39,866		Johnson & Johnson				2,539,863
87,471		Merck & Company Inc.				2,861,176
6,190		Novartis AG, Sponsored ADR				345,216
179,032		Pfizer Inc.				3,165,286
		Total Pharmaceuticals				15,364,218
		Professional Services – 0.5%
17,552		Manpower Inc.				590,098
21,473		Resources Connection, Inc.				210,006
30,314		Robert Half International Inc.				643,263
		Total Professional Services				1,443,367
		Real Estate Investment Trust – 0.9%
18,413		Apartment Investment & Management Company, Class A				407,296
28,958		CubeSmart				247,012
49,000		DCT Industrial Trust Inc.				215,110
4,590		Developers Diversified Realty Corporation				50,031
40,126		Senior Housing Properties Trust				864,314
24,584		Ventas Inc.				1,214,450
		Total Real Estate Investment Trust				2,998,213
		Semiconductors & Equipment – 5.6%
54,140		Advanced Micro Devices, Inc., (2)				275,031
54,207		Altera Corporation				1,709,147
9,099		Analog Devices, Inc.				284,344
89,246		Applied Materials, Inc.				923,696
93,518		Atmel Corporation, (2)				754,690
50,380		Broadcom Corporation, Class A				1,677,150
1,449		Cree, Inc., (2)				37,645
1,090		Cymer, Inc., (2)				40,526
11,761		Cypress Semiconductor Corporation, (2)				176,062
28,948		Fairchild Semiconductor International Inc., Class A, (2)				312,638
17,789		Integrated Device Technology, Inc., (2)				91,613
329,050		Intel Corporation				7,018,637
2,596		Intersil Holding Corporation, Class A				26,713
42,987		Linear Technology Corporation				1,188,591
95,908		LSI Logic Corporation, (2)				496,803
5,819		MEMC Electronic Materials, (2)				30,492
4,888		Novellus Systems, Inc., (2)				133,247
81,538		NVIDIA Corporation, (2)				1,019,225
26,885		Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				307,296
9,244		Texas Instruments Incorporated				246,353
15,725		Varian Semiconductor Equipment Associate, (2)				961,584
		Total Semiconductors & Equipment				17,711,483
		Software – 10.1%
171,474		Activision Blizzard Inc.				2,040,541
67,370		Adobe Systems Incorporated, (2)				1,628,333
43,406		Autodesk, Inc., (2)				1,205,819
61,242		CA Inc.				1,188,707
33,659		Cadence Design Systems, Inc., (2)				311,009
612,619		Microsoft Corporation				15,248,086
365,168		Oracle Corporation				10,494,927
2,118		SAP AG, Sponsored ADR				107,213
		Total Software				32,224,635
		Specialty Retail – 1.8%
16,694		Best Buy Co., Inc.				388,970
14,338		Gap, Inc.				232,849
41,949		Home Depot, Inc.				1,378,864
30,941		Limited Brands, Inc.				1,191,538
34,823		Lowe’s Companies, Inc.				673,477
17,774		TJX Companies, Inc.				985,924
35,381		Urban Outfitters, Inc., (2)				789,704
		Total Specialty Retail				5,641,326
		Textiles, Apparel & Luxury Goods – 0.2%
12,633		Coach, Inc.				654,768
		Thrifts & Mortgage Finance – 0.0%
6,252		Capitol Federal Financial Inc.				66,021
1,712		Tree.com Inc., (2)				8,560
		Total Thrifts & Mortgage Finance				74,581
		Tobacco – 1.1%
51,573		Altria Group, Inc.				1,382,672
35,651		Philip Morris International				2,223,909
		Total Tobacco				3,606,581
		Wireless Telecommunication Services – 0.6%
7,886		China Mobile Hong Kong Limited, Sponsored ADR				384,127
9,319		Crown Castle International Corporation, (2)				379,004
50,371		Vodafone Group PLC, Sponsored ADR				1,292,016
		Total Wireless Telecommunication Services				2,055,147
		Total Common Stocks (cost $253,011,565)				307,853,375

Principal
Amount (000)		Description (1)		Coupon	Maturity	Value
		Short-Term Investments – 8.5%
$ 27,123		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $27,123,023, collateralized by $24,215,000 U.S. Treasury Notes, 3.500%, due 2/15/18, value $27,665,638		0.010%	10/03/11	$ 27,123,000
	Total Short-Term Investments (cost $27,123,000)					27,123,000
	Total Investments (cost $280,134,565) – 105.0%					334,976,375
	Other Assets Less Liabilities – (5.0)% (3)					(16,016,050)
	Net Assets – 100%					$ 318,960,325

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (4)	Date	Price	Value
		Call Options Written – (2.8)% (5)
(921)		MINI-NDX 100 INDEX	$ (19,801,500)	10/22/11	$ 215.0	$ (757,523)
(921)		MINI-NDX 100 INDEX	(20,262,000)	10/22/11	220.0	(515,760)
(827)		MINI-NDX 100 INDEX	(18,400,750)	10/22/11	222.5	(376,285)
(958)		MINI-NDX 100 INDEX	(21,555,000)	10/22/11	225.0	(347,275)
(922)		MINI-NDX 100 INDEX	(20,975,500)	10/22/11	227.5	(260,465)
(828)		MINI-NDX 100 INDEX	(19,044,000)	10/22/11	230.0	(176,778)
(1,012)		MINI-NDX 100 INDEX	(21,252,000)	11/19/11	210.0	(1,512,940)
(958)		MINI-NDX 100 INDEX	(21,315,500)	11/19/11	222.5	(749,635)
(161)		S&P 500 INDEX	(18,515,000)	10/22/11	1,150.0	(516,005)
(170)		S&P 500 INDEX	(19,975,000)	10/22/11	1,175.0	(356,150)
(166)		S&P 500 INDEX	(19,920,000)	10/22/11	1,200.0	(207,500)
(151)		S&P 500 INDEX	(18,497,500)	10/22/11	1,225.0	(102,680)
(162)		S&P 500 INDEX	(18,225,000)	11/19/11	1,125.0	(1,031,130)
(159)		S&P 500 INDEX	(18,285,000)	11/19/11	1,150.0	(787,845)
(160)		S&P 500 INDEX	(18,800,000)	11/19/11	1,175.0	(596,000)
(173)		S&P 500 INDEX	(20,760,000)	11/19/11	1,200.0	(466,235)
(8,649)	Total Call Options Written (premiums received $14,458,069)		$ (315,583,750)			$ (8,760,206)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

	Level 1 – Quoted prices in active markets for identical securities.

	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

			Level 1	Level 2	Level 3	Total
		Investments:
		Common Stocks	$307,853,375	$ –	$ –	$307,853,375
		Short-Term Investments	–	27,123,000	–	27,123,000
		Derivatives:
		Call Options Written	(8,760,206)	–	–	(8,760,206)
		Total	$299,093,169	$27,123,000	$ –	$326,216,169

	During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.  Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$ —	Call options written, at value	$ 8,760,206

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At September 30, 2011, the cost of investments (excluding investments in derivatives) was $280,135,330.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

		Gross unrealized:
		Appreciation				$ 78,798,446
		Depreciation				(23,957,401)
	Net unrealized appreciation (depreciation) of investments					$ 54,841,045

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)	All percentages in the Portfolio of Investments are based on net assets.

		(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

		(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at September 30, 2011.

		(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

		(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

		ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011